Expenses and costs by nature (Tables)	12 Months Ended
Dec. 31, 2022
Expenses And Costs By Nature
Schedule of expenses by nature

	2022	2021	2020

Cost of services	(859,552)	(652,300)	(434,654)
General and administrative expenses	(798,153)	(622,615)	(402,855)
Total	(1,657,705)	(1,274,915)	(837,509)

Payroll	(880,664)	(677,564)	(446,473)
Hospital and medical agreements	(66,065)	(37,449)	(37,988)
Depreciation and amortization	(206,220)	(154,220)	(108,744)
Lease expenses	(12,153)	(11,229)	(2,555)
Utilities	(17,682)	(10,643)	(5,892)
Maintenance	(76,475)	(47,141)	(20,746)
Share-based compensation	(31,274)	(43,377)	(32,610)
Tax expenses	(10,518)	(7,997)	(5,326)
Pedagogical services	(48,084)	(47,881)	(24,037)
Sales and marketing	(48,217)	(39,506)	(18,361)
Allowance for doubtful accounts	(42,708)	(47,819)	(32,081)
Travel expenses	(14,003)	(7,542)	(4,550)
Consulting fees	(35,326)	(38,818)	(31,276)
Other	(168,316)	(103,729)	(66,870)
Total	(1,657,705)	(1,274,915)	(837,509)